11. Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Commitments And Contingencies
11. Commitments and Contingencies

The Company has an agreement with a consultant to pay for certain services provided during 2013 by the issuance of options to purchase 291,900 shares of common stock of the Company.

Contractual Commitments

The Company incurred total rent expense of $21,000 and $42,000, respectively, for the three month periods ended March 31, 2015 and 2014.

Minimum contractual commitments, as of March 31, 2015, are as follows:

	Operating	Long-term
	leases	Financing

2015	$19,000	$9,000
2016	-	3,000

Legal Proceedings

In 2012, we sold certain former subsidiaries engaged in provision of satellite service in 2012 to Broadband Satellite Services (“BSS”), a company incorporated under the laws of England and Wales. Horizon Globex, a company incorporated in Switzerland and a subsidiary of us, had provided these subsidiary companies with software and IT services. In connection with its acquisition of our former subsidiary companies, BSS entered into three agreements with Horizon Globex pursuant to which BSS continued to use Horizon Globex to supply software and IT services. Notwithstanding the fact that Horizon Globex has provided such ongoing software and IT services, BSS has failed to pay our fees pursuant to the agreements. As a result, on December 23, 2014, we initiated legal proceedings in the High Court, Queen’s Bench Division, Commercial Court No. 2014 folio 1560 against BSS in the United Kingdom to collect such fees in the amount of $640,000. Subsequently, BSS asserted counter-claims in the amount of $5.8 million, alleging among other claims, civil fraud in connection with the sale of subsidiary companies. Based on the timing of these claims, which were never raised until we filed our action against BSS, it is our position that these claims are specious and represent nothing more than an attempt to improve BSS’s negotiating position with regard to our legitimate claims against it. As a result, we plan to carry out our claims against BSS to the fullest extent possible and to defend BSS’s counter-claims vigorously. We note further that several BSS counter-claims may be time barred by applicable sections of the contracts and plan to assert the same as an affirmative defense to such counter-claim. Notwithstanding our views with regard to our claims against BSS and BSS’s counter-claims, litigation is by its nature unpredictable and therefore we cannot guarantee with certainty the outcome of our dispute with BSS.

The Company has an agreement with an employee to pay for certain services provided during 2013 by the issuance of options to purchase 291,900 shares of common stock of the Company.

Contractual Commitments

The Company incurred total rent expense of $100,000 and $200,000, respectively, for the years ended December 31, 2014 and 2013.

Minimum contractual commitments, as of December 31, 2014, is as follows:

	Operating	Long-term
	leases	Financing

2015	$112,000	$73,000
2016	67,000	53,000
2017	67,000	40,000
2018	67,000	15,000

Legal Proceedings

In 2012, we sold certain former subsidiaries engaged in provision of satellite service in 2012 to Broadband Satellite Services (“BSS”), a company incorporated under laws of England and Wales. Horizon Globex, a company incorporated in Switzerland and a subsidiary of us, had provided these subsidiary companies with software and IT services. In connection with its acquisition of our former subsidiary companies, BSS entered into three agreements with Horizon Globex pursuant to which BSS continued to use Horizon Globex to supply software and IT services. Notwithstanding the fact that Horizon Globex has provided such ongoing software and IT services, BSS has failed to pay our fees pursuant to the agreements. As a result, on December 23, 2014, we initiated legal proceedings in the High Court, Queens Bench Division, Commercial Court No. 2014 folio 1560 against BSS in the United Kingdom to collect such fees in the amount of $640,000. Subsequently, BSS asserted counter claims in the amount of $5.8 million, alleging among other claims, civil fraud in connection with the sale of subsidiary companies. Based on the timing of these claims, which were never raised until we filed our action against BSS, it is our position that these claims are specious and represent nothing more than an attempt to improve BSS's negotiating position with regard to our legitimate claims against it. As a result, we plan to continue to carry out our claims against BSS to the fullest extent possible and to defend BSS's counter-claims vigorously. We note further that several of BSS's counter claims may be time barred by applicable sections of the contracts and plan to assert the same as an affirmative defense to such counter claim. Notwithstanding our views with regard to our claims against BSS and BSS's counterclaims, litigation is by its nature unpredictable and therefore we cannot guarantee with certainty the outcome of our dispute with BSS.